INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

The Company’s intangible assets as of November 30, 2025, are as follows:

				Weighted
				Average
		Accumulated		Remaining Life
	Gross Assets	Amortization	Net Assets	(Years)
Patent licenses	$67,430	$(1,515)	$65,915	19.5
Total intangible asset, net	$67,430	$(1,515)	$65,915	19.5

The Company’s intangible assets as of November 30, 2024, are as follows:

Weighted
Average
		Accumulated		Remaining Life
	Gross Asset	Amortization	Net Assets	(Years)
Patent licenses	$—	$—	$—	—
Total intangible asset, net	$—	$—	$—	—